Performance Management - iShares Large Cap Value Active ETF II	Jul. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The Fund has not commenced operations as of the date of this prospectus. The returns presented for the Fund reflect the performance of the Predecessor Fund. It is anticipated on or about the Closing Date, the Fund will acquire the assets and assume the liabilities of the Predecessor Fund in a reorganization that is expected to be tax-free for U.S. federal income tax purposes (the “Predecessor Fund Reorganization”). As a result of the reorganization with the Predecessor Fund, the Fund will adopt the performance and financial history of the Predecessor Fund. The Fund will also acquire the assets, subject to certain stated liabilities, of CornerCap Fundametrics® Large‑Cap ETF in a reorganization that is expected to be tax-free for U.S. federal income tax purposes and anticipated to take place on the Closing Date immediately following the Predecessor Fund Reorganization (together with the Predecessor Fund Reorganization, the “Reorganizations”).
The accompanying bar chart and table provide some indication of the risks of investing in the Predecessor Fund. The bar chart shows changes in the Predecessor Fund’s performance from year to year.
The table compares the Predecessor Fund’s performance to that of the Russell 1000® Index and the Russell 1000 Value Index. The Russell 1000 Value Index is relevant to the Predecessor Fund because it has characteristics similar to the Predecessor Fund’s investment strategy. To the extent that dividends and distributions have been paid by the Predecessor Fund, the performance information for the Predecessor Fund in the chart and table assumes reinvestment of the dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. If the Predecessor Fund’s investment manager and its affiliates had not waived or reimbursed certain Predecessor Fund expenses during these periods, the Predecessor Fund’s returns would have been lower.
Annual Total Returns for the Predecessor Fund

Performance Past Does Not Indicate Future [Text]	As with all such investments, past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The accompanying bar chart and table provide some indication of the risks of investing in the Predecessor Fund.
Performance Additional Market Index [Text]	The table compares the Predecessor Fund’s performance to that of the Russell 1000® Index and the Russell 1000 Value Index. The Russell 1000 Value Index is relevant to the Predecessor Fund because it has characteristics similar to the Predecessor Fund’s investment strategy.
Bar Chart [Heading]	Calendar Year by Year Returns
Bar Chart Closing [Text Block]
The best calendar quarter return during the period shown above was 10.70% in the 1st quarter of 2024; the worst was -2.30% in the 2nd quarter of 2024.
Updated performance information, including the Fund’s current NAV, may be obtained by visiting our website at www.blackrock.com or by calling 1‑800‑474‑2737 (toll free).

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	Predecessor Fund returns after taxes on distributions and sales of Predecessor Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Predecessor Fund shares. As a result, Predecessor Fund returns after taxes on distributions and sales of Predecessor Fund shares may exceed Predecessor Fund returns before taxes and/or returns after taxes on distributions.
Performance Availability Website Address [Text]	www.blackrock.com
Performance Availability Phone [Text]	1‑800‑474‑2737 (toll free)
iShares Large Cap Value Active ETF II
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	best
Highest Quarterly Return	10.70%
Highest Quarterly Return, Date	Mar. 31, 2024
Lowest Quarterly Return, Label [Optional Text]	worst
Lowest Quarterly Return	(2.30%)
Lowest Quarterly Return, Date	Jun. 30, 2024